Employee Retirement Plans - Defined Benefit Plans - Change in Defined Benefit Plans (Details) £ in Millions			12 Months Ended
	Oct. 05, 2016	Oct. 04, 2016	Dec. 30, 2016 GBP (£)	Dec. 30, 2016 USD ($)	Dec. 25, 2015 USD ($)	Dec. 30, 2016 USD ($)
Employee Retirement Plans
Guarantee						$ 934,829,000
U.S. Pension Plans
Employee Retirement Plans
Gain on curtailment				$ 4,567,000
Curtailment				2,961,000
Plan amendments					$ 115,000
Actuarial gain (loss), net				(16,146,000)	19,572,000
Company contributions				12,295,000	11,006,000
Non-U.S. Pension Plans
Employee Retirement Plans
Gain on settlements				1,235,000
Settlements				34,537,000
Plan amendments				(362,280,000)	(113,000)
Actuarial gain (loss), net				(324,962,000)	27,194,000
Company contributions				141,698,000	$ 28,070,000
Non-U.S. Pension Plans | Middle East
Employee Retirement Plans
Gain on settlements				1,200,000
Settlements				6,100,000
HPS2
Employee Retirement Plans
Percentage one-time increase, scenario one		1.00%
Percentage one-time increase, scenario two		2.50%
Percentage of liabilities of members who agreed to transfer	96.60%
Percentage of equity issued	20.00%
Plan amendments				(362,300,000)
Company contributions			£ 80.0	104,000,000
HPS
Employee Retirement Plans
Settlements				28,400,000
Percentage of equity issued	5.00%
Actuarial gain (loss), net				$ 16,200,000
Guarantee | HPS2
Employee Retirement Plans
Guarantee			£ 50.0			$ 65,000,000